PREPAID EXPENSE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Matchbox Twenty agreement	$ 100,000	$ 100,000	$ 100,000
Deposit with joint venture partner	161,100	30,000
Total prepaid expenses	$ 261,100	130,000	464,336
Pre-acquisition expenses paid at Stage It			$ 364,336